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PRUDENTIAL EQUITY FUND, INC.
Gateway Center Three, 4th Floor
Newark, NJ 07102


                                                                   March 3, 2003


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

      Re:  Prudential Equity Fund, Inc. (the "Fund")
           (File No. 2-75128)

Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Fund hereby certifies (i) that its Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497 (c) would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 31 and (ii) that the text of Post-Effective Amendment No. 31 was filed electronically on February 28, 2003.

                                                    Prudential Equity Fund, Inc.


                                                    By: /s/ Maria G. Master
                                                        --------------------
                                                            Maria G. Master
                                                            Secretary